Notes relating to the consolidated statement of financial position - Share‑based payments - Overview (Details)	1 Months Ended								12 Months Ended
	Dec. 31, 2017 EUR (€) EquityInstruments Y	Jun. 30, 2017 EUR (€) EquityInstruments Y	Dec. 31, 2016 EUR (€) EquityInstruments Y	Jun. 30, 2016 EUR (€) EquityInstruments Y	May 31, 2016 EUR (€) EquityInstruments Y	Dec. 31, 2015 EUR (€) EquityInstruments Y	Sep. 30, 2015 EUR (€) EquityInstruments Y	Jun. 30, 2015 EUR (€) EquityInstruments Y	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments
Notes relating to the consolidated statement of financial position
Number of options granted | EquityInstruments	653,825	120,536	363,226	60,000	288,950	243,400	3,000	56,500	774,361	712,176	302,900
Average fair value of options	€ 37.10	€ 7.90	€ 7.25	€ 5.46	€ 5.32	€ 6.25	€ 6.79	€ 7.79	€ 37.10	€ 7.25	€ 6.25
Share price	53.50	17.76	14.96	11.36	11.10	9.85	10.24	11.58
Exercise price	€ 21.17	€ 18.41	€ 14.130	€ 11.38	€ 11.47	€ 9.47	€ 10.34	€ 11.44	21.17	14.130	9.47
Expected volatility	36.10%	36.60%	38.00%	39.60%	40.20%	58.00%	59.00%	59.00%
Average expected option life (in years) | Y	10	10	10	10	10	10	10	10
Risk‑free interest rate	0.53%	0.61%	0.67%	0.46%	0.52%	0.98%	1.08%	1.21%
Total share based payment expense									€ 4,300,000	€ 2,800,000	€ 2,300,000